MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund
Supplement dated July 1, 2020 to the
Prospectus dated February 1, 2020 and the
MassMutual Premier International Equity Fund
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective July 1, 2020, the following information replaces similar information for the Premier International Equity Fund under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (page 69 of the Prospectus):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees(1)	.83%	.83%	.83%	.83%	.83%	.83%	.83%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses	.08%	.18%	.28%	.38%	.38%	.28%	.28%
Total Annual Fund Operating Expenses	.91%	1.01%	1.11%	1.21%	1.46%	1.36%	1.61%
Fee Waiver	(.02%)	(.02%)	(.02%)	(.02%)	(.02%)	(.02%)	(.02%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.89%	.99%	1.09%	1.19%	1.44%	1.34%	1.59%

(1)
Management Fees have been restated to reflect current fees.

(2)
MML Advisers has agreed to waive .02% of its management fees through January 31, 2021. This Agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$91	$288	$502	$1,118
Class R5	$101	$320	$556	$1,234
Service Class	$111	$351	$610	$1,350
Administrative Class	$121	$382	$663	$1,464
Class A	$689	$984	$1,302	$2,199
Class R4	$136	$429	$743	$1,633
Class R3	$162	$506	$874	$1,909
The following information replaces similar information found on pages 91-92 of the Prospectus in the first paragraph under the heading Market Risk in the section titled Additional Information Regarding Principal Risks:
Market Risk
The values of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable broad market developments, which may affect securities markets generally or particular industries, sectors, or issuers. The values of a Fund’s investments may decline as a result of a number of such factors, including actual or perceived changes in general economic and market conditions, industry, political, regulatory, geopolitical and other developments, including the imposition of tariffs or other protectionist actions, changes in interest rates, currency rates, or other rates of exchange, and changes in economic and competitive industry conditions. Likewise, terrorism, war, natural and environmental disasters, and epidemics or pandemics may be highly disruptive to economies and markets. For example, the global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund. Different parts of the market and different types of securities can react differently to these conditions. The possibility that security prices in general will decline over short or even extended periods subjects a Fund to unpredictable declines in the value of its shares, as well as potentially extended periods of poor performance. In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities’ prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M-20-03
IE-20-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund
Supplement dated July 1, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information supplements the information found in the section titled Additional Investment Policies beginning on page B-3:
Terrorism, War, Natural Disasters, and Epidemics
Terrorism, war, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis, and weather-related phenomena generally, as well as widespread epidemics, can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. For example, the continuing spread of an infectious respiratory illness caused by the novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, and disruptions to business operations (including staff reductions), supply chains, and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment.
The COVID-19 virus has negatively affected, and will likely continue to affect negatively, the global economy, the economies of many countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. In addition, actions taken by governmental and quasi-governmental authorities and regulators throughout the world in response to the COVID-19 outbreak, including significant fiscal and monetary policy changes, have affected, and likely will continue to affect, the values, volatility, and liquidity of securities or other assets. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems, financial systems and institutions, and government institutions. The COVID-19 pandemic and its effects may be short term or may last for an extended period of time, and in either case could result in, among other things, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could have a significant adverse effect on a Fund’s performance and have the potential to impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, adversely affect the values and liquidity of a Fund’s investments, and negatively impact a Fund’s performance and a shareholder’s investment in a Fund. Other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors, and the health of the markets generally in potentially significant and unforeseen ways.
The following information replaces similar information found in the fourth paragraph under the heading Investment Adviser in the section titled Investment Advisory and Other Service Agreements on pages B-72 – B-73:
The Trust, on behalf of each Fund, pays MML Advisers an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows:
Fund
International Equity Fund	0.83% on the first $500 million;
0.78% on the next $500 million; and
0.73% on assets over $1 billion
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-20-02